CONSOLIDATED STATEMENTS OF CONDITION CONSOLIDATED STATEMENTS OF CONDITION (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 27,940,152	$ 16,480,824
Federal funds sold	14,243,158	3,322,255
Total cash and cash equivalents	42,183,310	19,803,079
Trading securities	5,063,400	5,630,100
Securities, available-for-sale	131,068,615	228,369,261
Securities, held-to-maturity (fair value $135,468,021 and $30,780,414 respectively)	136,937,260	29,077,365
Mortgage loans held for sale	61,000	1,029,488
Loans receivable	337,784,984	312,568,636
Deferred fees	964,725	880,958
Allowance for loan losses	(3,109,775)	(2,775,857)
Net loans receivable	335,639,934	310,673,737
Federal Home Loan Bank stock, at cost	1,588,400	1,935,800
Premises and equipment, net	19,780,446	20,669,351
Accrued interest receivable	2,221,462	2,064,557
Bank owned life insurance	18,159,842	17,576,358
Other assets	23,199,320	17,545,287
Goodwill	25,479,595	25,462,675
Other intangible assets	1,102,024	1,554,380
Total Assets	742,484,608	681,391,438
Liabilities and Stockholders' Equity
Interest-bearing deposits	551,602,835	492,454,671
Non-interest bearing deposits	85,646,805	75,809,939
Borrowings	1,000,000	6,000,000
Other liabilities	13,532,564	14,086,827
Total liabilities	651,782,204	588,351,437
Commitments and contingent liabilities	0	0
Oneida Financial Corp. Stockholders’ equity:
Preferred stock, 10,000,000 shares authorized; 0 issued and outstanding	0	0
Common stock ($.01 par value; 30,000,000 shares authorized; 7,027,230 issued at December 31, 2013; 7,024,596 issued at December 31, 2012)	70,272	70,246
Additional paid-in capital	43,449,117	42,684,045
Retained earnings	52,411,326	49,675,836
Accumulated other comprehensive (loss) income	(5,142,627)	910,594
Unearned employee stock ownership plan (ESOP) (18,023 and 44,965 shares)	(144,184)	(359,720)
Total Oneida Financial Corp stockholders’ equity	90,643,904	92,981,001
Noncontrolling interest	58,500	59,000
Total stockholders' equity	90,702,404	93,040,001
Total Liabilities and Stockholders' Equity	$ 742,484,608	$ 681,391,438